BASIS OF PRESENTATION AND STATEMENT OF COMPLIANCE WITH IFRS	12 Months Ended
Dec. 31, 2021
General Information About Financial Statements [Abstract]
BASIS OF PRESENTATION AND STATEMENT OF COMPLIANCE WITH IFRS	BASIS OF PRESENTATION AND STATEMENT OF COMPLIANCE WITH IFRS
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board (“IASB”) and are expressed in United States ("US") dollars for reporting purposes.
These consolidated financial statements have been approved for issue by the Board of Directors on February 24, 2022.